Related Party Transactions - Schedule of related party transactions (Detail) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Services and products provided to NetEase Group [Member] | Learning services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 3,492	¥ 1,494
Services and products provided to NetEase Group [Member] | Learning products provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	6,362	7,118
Services and products provided to NetEase Group [Member] | Online marketing services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	13,785	20,488
Services and products purchased from NetEase Group [Member] | Services purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	121,124	52,200
Services and products purchased from NetEase Group [Member] | Fixed assets and inventories purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1,843	18,222
Loan related transactions [Member] | Interest expenses on short-term loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	23,369	22,379
Equity related transactions [Member] | Deemed contribution related to acquisition of businesses under common control [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction		69,603
Equity related transactions [Member] | Share-based compensation under NetEase Plan [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	2,177	¥ 3,183
Equity related transactions [Member] | Deemed Distribution To NetEase [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	¥ 2,060